Comprehensive Income (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Components of accumulated other comprehensive income (loss)
Accumulated net unrealized gains on available-for-sale investments	$ 2	$ 5	$ 7
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	38	(15)	44
Accumulated other comprehensive income (loss)	$ 40	$ (10)	$ 51